Redeemable and Convertible Preferred Stock	12 Months Ended
Dec. 31, 2012
Redeemable and Convertible Preferred Stock
(10)	Redeemable and Convertible Preferred Stock

Upon the closing of the IPO in May 2012, all outstanding redeemable and convertible preferred stock was converted into shares of common stock which is non-redeemable as shown below. We performed the final re-measurement of the redemption value of the redeemable preferred stock at the effective date and the redeemable preferred stock was then reclassified from the mezzanine level of the consolidated balance sheet into equity. Subsequent to the effective date, we will no longer record accretion of redeemable preferred shares. The convertible preferred stock was converted into shares of common stock at the following contractual conversion ratios:

	Shares Outstanding	Number of shares of Common Stock Received Upon Conversion
Series A	50,000	42,603
Series A-1	1,725,792	2,537,916
Series A-2	998,661	850,923
Series B	14,870,179	7,435,088
Series C	5,882,353	2,941,171
Series D	2,465,514	1,232,659
Series E	5,294,514	2,647,252

As of the closing date of the IPO, no dividends were ever declared or paid.